Property, Plant, and Equipment - Summary of Property Plant And Equipment Based On Geography (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 189.9	$ 150.8
UK [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	67.5	70.2
Estonia [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	56.2	56.4
United States of America [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	32.3	8.2
Brazil [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	21.1	1.6
Singapore [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	6.1	7.7
Hungary [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	4.0	4.6
Other countries [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2.7	$ 2.1